Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net earnings	$ 4,147	$ 5,307	$ 3,217	$ 3,452	$ 3,007	$ 3,390	$ 4,615	$ 4,121	$ 16,123	$ 15,133	$ 11,357
Other assets									3,920	554	596
Net cash provided by operating activities									22,657	26,900	9,162
Proceeds from calls and maturities of investment securities available for sale									7,875	9,540	62,408
Net cash used by investing activities									(255,976)	(106,138)	(148,972)
Net cash (used) provided by financing activities									27,416	195,157	249,003
Net cash provided by financing activities									27,416	195,157	249,003
Net change in cash and cash equivalents									(205,903)	115,919	109,193
Parent Company
Net earnings									16,123	15,133	11,357
Equity in undistributed earnings of subsidiaries									(10,809)	(8,422)	(4,612)
Other assets									81	545	(19)
Other liabilities									32	0	(10)
Net cash provided by operating activities									5,427	7,256	6,716
Proceeds from calls and maturities of investment securities available for sale									0	0	250
Net cash used by investing activities									0	0	250
Repayments of Junior Subordinated Debentures									0	0	155
Cash dividends paid on common stock									(4,935)	(3,793)	(4,392)
Stock repurchase									710	3,605	(2,999)
Proceeds from exercise of restricted stock units									41	39	57
Net cash (used) provided by financing activities									(5,604)	(7,359)	(7,489)
Net cash provided by financing activities									(5,604)	(7,359)	(7,489)
Net change in cash and cash equivalents									(177)	(103)	(523)
Cash at beginning of year				$ 561				$ 664	561	664	1,187
Cash at end of year	$ 384				$ 561				$ 384	$ 561	$ 664